SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

DWS Government Money Market Series
DWS Government Cash Management Fund
The link institutional.dws.com/us/en-us/institutional/capabilities/liquidity-management.html that is noted in each fund's prospectuses and Statement of Additional Information is hereby updated to dws.com/en-us/capabilities/liquidity-management/.
Please Retain This Supplement for Future Reference
August 30, 2022
PRO_SAISTKR22-76